Right-of-Use Assets, Net	12 Months Ended
Dec. 31, 2025
Right-of-Use Assets, Net [Abstract]
RIGHT-OF-USE ASSETS, NET

8. RIGHT-OF-USE ASSETS, NET

The Company adopted ASU No. 2016-02, Leases, on January 1, 2019, the beginning of the fiscal 2019, using the modified retrospective approach. The Company determines whether an arrangement is a lease at inception. This determination generally depends on whether the arrangement conveys the right to control the use of an identified fixed asset explicitly or implicitly for a period of time in exchange for consideration. Control of an underlying asset is conveyed if we obtain the rights to direct the use of and to obtain substantially all of the economic benefit from the use of the underlying asset. Some of our leases include both lease and non-lease components which are accounted for as a single lease component as the Company has elected the practical expedient. Some of the operating lease agreements include variable lease costs, primarily taxes, insurance, common area maintenance or increases in rental costs related to inflation. Substantially all of our equipment leases and some of our real estate leases have terms of less than one year and, as such, are accounted for as short-term leases as we have elected the practical expedient.

Operating leases are included in the right-of-use lease assets, other current liabilities and long-term lease liabilities on the Consolidated Balance Sheet. Right-of-use assets and lease liabilities are recognized at each lease’s commencement date based on the present values of its lease payments over its respective lease term. When a borrowing rate is not explicitly available for a lease, the incremental borrowing rate is used based on information available at the lease’s commencement date to determine the present value of its lease payments. Operating lease payments are recognized on a straight-line basis over the lease term.

The Company excludes short-term leases (those with lease terms of less than one year at inception) from the measurement of lease liabilities or right-of-use assets. The following table presents the lease-related assets and liabilities recorded on the consolidated balance sheet:

	As of December 31,
	2025	2025	2024	2023
	US$	S$	S$	S$
Assets
Finance lease right-of-use assets, net	76,906	98,889	119,969	736,472
Operating lease right-of-use assets, net	354,341	455,627	100,782	265,368
Right-of-use assets, net	431,247	554,516	220,751	1,001,840

	As of December 31,
	2025	2025	2024	2023
	US$	S$	S$	S$
Liabilities
Current
Finance lease liabilities	11,431	14,699	46,305	119,362
Operating lease liabilities	282,132	362,778	95,645	229,633
	293,563	377,477	141,950	348,995

Non-current
Finance lease liabilities	-	-	12,493	58,954
Operating lease liabilities	72,209	92,849	5,137	35,759
	72,209	92,849	17,630	94,713
Lease liabilities	365,772	470,326	159,580	443,708

The following table summarize the lease expense for the fiscal years:

	Fiscal Years Ended December 31,
	2025	2025	2024	2023
	US$	S$	S$	S$
Finance lease cost
Interest on lease liabilities (per ASC 842)	3,325	4,275	5,113	13,362

Operating lease cost
Operating lease expense (per ASC 842)	292,546	376,168	294,819	235,134
Short-term lease expense (other than ASC 842)	345,517	444,281	369,766	254,178
Total lease expense	641,388	824,724	669,698	502,674

The following summarizes other supplemental information about the Company’s operating lease as of December 31, 2025, 2024 and 2023:

	As of December 31,
	2025	2024	2023
	S$	S$	S$

Weighted average discount rate	5.27%	5.37%	5.27%
Weighted average remaining lease term	1.05 years	0.88 year	0.96 year

Components of lease expense

We recognize lease expense on a straight-line basis over the term of the operating leases, as reported within operating expenses on the accompanying consolidated statement of operations and comprehensive income.

Estimate

Right-of-use assets are evaluated for impairment in accordance with the guidance for long-lived assets. As of December 31, 2025, 2024 and 2023, no impairment losses were recognized.

Lease commitment as of December 31, 2025

Future minimum lease payments under non-cancellable lease agreements as of December 31, 2025 were as follows:

Fiscal Years Ended December 31,	Operating and finance lease
	US$	S$

2026	306,454	394,052
2027	73,881	95,000
Less: Interest	(14,563)	(18,726)
Present value of lease liabilities	365,772	470,326

Representing:
Current	293,563	377,477
Non-current	72,209	92,849
	365,772	470,326